UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Tax-Managed Balanced Fund	Shares	(000)

COMMON STOCKS (48.1%)

Auto & Transportation (1.1%)
United Parcel Service, Inc.	12,200	$ 926
FedEx Corp.	8,500	728
Harley-Davidson, Inc.	9,300	553
Norfolk Southern Corp.	14,300	425
Southwest Airlines Co.	27,718	378
Union Pacific Corp.	5,959	349
Burlington Northern Santa Fe Corp.	8,938	342
Expeditors International of Washington, Inc.	5,800	300
Ford Motor Co.	17,765	250
General Motors Corp.	5,479	233
C.H. Robinson Worldwide, Inc.	4,800	223
J.B. Hunt Transport Services, Inc.	5,700	212
Lear Corp.	3,700	201
* Navistar International Corp.	5,100	190
CSX Corp.	5,500	183
Gentex Corp.	5,100	179
JetBlue Airways Corp.	6,979	146
American Axle & Manufacturing Holdings, Inc.	4,800	140

		5,958

Consumer Discretionary (8.0%)
Wal-Mart Stores, Inc.	60,600	3,224
Home Depot, Inc.	46,300	1,815
* Time Warner, Inc.	106,810	1,724
Viacom Inc. Class B	39,071	1,311
The Walt Disney Co.	52,700	1,188
eBay Inc.	12,600	1,158
Lowe's Cos., Inc.	20,300	1,103
Target Corp.	22,100	1,000
Yahoo! Inc.	29,200	990
McDonald's Corp.	34,500	967
Gillette Co.	18,600	776
Liberty Media Corp.	77,128	673
Cendant Corp.	29,595	639
Kimberly-Clark Corp.	9,172	592
Costco Wholesale Corp.	14,200	590
Starbucks Corp.	12,200	555
Avon Products, Inc.	12,200	533
Waste Management, Inc.	18,301	500
Staples, Inc.	16,237	484
Best Buy Co., Inc.	8,850	480
Yum! Brands, Inc.	10,800	439
NIKE, Inc. Class B	5,300	418
International Game Technology	11,600	417
Electronic Arts Inc.	9,043	416
Kohl's Corp.	8,600	414
DirecTV Group, Inc.	22,771	401
Bed Bath & Beyond, Inc.	10,700	397
Marriott International, Inc. Class A	7,500	390
The Gap, Inc.	20,325	380
Starwood Hotels & Resorts Worldwide, Inc.	8,101	376
Apollo Group, Inc. Class A	4,700	345
Coach, Inc.	7,900	335
Federated Department Stores, Inc.	7,200	327
* Caesars Entertainment, Inc.	18,700	312
Clear Channel Communications, Inc.	9,920	309
EchoStar Communications Corp. Class A	9,757	304
Hilton Hotels Corp.	15,979	301
Amazon.com, Inc.	7,300	298
Black & Decker Corp.	3,800	294
Mattel, Inc.	16,080	292
* Univision Communications Inc.	9,210	291
Harrah's Entertainment, Inc.	5,400	286
IAC/InterActiveCorp	12,900	284
Gannett Co., Inc.	3,300	276
* XM Satellite Radio Holdings, Inc.	8,900	276
Republic Services, Inc. Class A	9,000	268
Michaels Stores, Inc.	4,500	266
* Iron Mountain, Inc.	7,850	266
Mandalay Resort Group	3,800	261
Dollar General Corp.	12,860	259
Toys R Us, Inc.	14,000	248
Mohawk Industries, Inc.	3,100	246
PETsMART, Inc.	8,600	244
Jones Apparel Group, Inc.	6,800	243
Cintas Corp.	5,750	242
* MGM Mirage, Inc.	4,814	239
Liz Claiborne, Inc.	6,300	238
* Kmart Holding Corp.	2,700	236
Fastenal Co.	4,100	236
* Office Depot, Inc.	15,700	236
Williams-Sonoma, Inc.	6,200	233
AutoZone Inc.	3,000	232
* Fisher Scientific International Inc.	3,864	225
Applebee's International, Inc.	8,900	225
Foot Locker, Inc.	9,400	223
Darden Restaurants Inc.	9,550	223
Manpower Inc.	5,000	222
Robert Half International, Inc.	8,600	222
Estee Lauder Cos. Class A	5,300	222
* Interpublic Group of Cos., Inc.	19,800	210
CDW Corp.	3,600	209
AutoNation, Inc.	12,200	208
* The Cheesecake Factory	4,800	208
* Lamar Advertising Co. Class A	5,000	208
GTECH Holdings Corp.	8,200	208
* Dollar Tree Stores, Inc.	7,650	206
* Fox Entertainment Group, Inc. Class A	7,400	205
* Barnes & Noble, Inc.	5,500	203
* Liberty Media International Inc. Class A	6,039	201
Ruby Tuesday, Inc.	7,200	201
Polo Ralph Lauren Corp.	5,500	200
Hasbro, Inc.	10,625	200
Abercrombie & Fitch Co.	6,300	198
* Brinker International, Inc.	6,350	198
RadioShack Corp.	6,900	198
Pixar, Inc.	2,500	197
Reebok International Ltd.	5,300	195
* Weight Watchers International, Inc.	5,000	194
Outback Steakhouse	4,650	193
E.W. Scripps Co. Class A	4,000	191
Borders Group, Inc.	7,100	176
Alberto-Culver Co. Class B	3,850	167
Aramark Corp. Class B	6,900	167
* Convergys Corp.	12,400	167
* Timberland Co.	2,900	165
* O'Reilly Automotive, Inc.	4,200	161
* Columbia Sportswear Co.	2,900	158
Allied Waste Industries, Inc.	17,600	156
Career Education Corp.	5,400	153
ServiceMaster Co.	11,900	153
* Rent-A-Center, Inc.	5,900	153
* Education Management Corp.	5,600	149
Saks Inc.	12,300	148
Big Lots Inc.	12,100	148
Metro-Goldwyn-Mayer Inc.	12,573	145
Westwood One, Inc.	6,900	136
CarMax, Inc.	6,203	134
Hearst-Argyle Television Inc.	5,200	127
Omnicom Group Inc.	1,500	110
Sabre Holdings Corp.	4,440	109
Sirius Satellite Radio, Inc.	28,200	90
Harman International Industries, Inc.	800	86
* Tech Data Corp.	2,100	81
* Chico's FAS, Inc.	2,100	72
Circuit City Stores, Inc.	4,500	69
Limited Brands, Inc.	2,138	48
International Speedway Corp.	710	35
Nordstrom, Inc.	900	34
Belo Corp. Class A	1,400	32
Entercom Communications Corp.	900	29
Corinthian Colleges, Inc.	2,100	28
Newell Rubbermaid, Inc.	1,218	24
The Brink's Co.	800	24
Tribune Co.	500	21
Dillard's Inc.	1,000	20
Regis Corp.	400	16

		42,557

Consumer Staples (3.1%)
The Procter & Gamble Co.	56,900	3,079
PepsiCo, Inc.	40,300	1,961
Altria Group, Inc.	41,300	1,943
The Coca-Cola Co.	43,400	1,738
Anheuser-Busch Cos., Inc.	20,300	1,014
Walgreen Co.	27,400	982
Sysco Corp.	15,100	452
CVS Corp.	10,628	448
Colgate-Palmolive Co.	9,300	420
* The Kroger Co.	25,700	399
Wm. Wrigley Jr. Co.	6,000	380
* Safeway, Inc.	16,734	323
The Clorox Co.	5,400	288
Whole Foods Market, Inc.	3,000	257
The Pepsi Bottling Group, Inc.	9,200	250
* Constellation Brands, Inc. Class A	6,200	236
* Dean Foods Co.	7,650	230
Tyson Foods, Inc.	12,931	207
Coca-Cola Enterprises, Inc.	10,600	200
Del Monte Foods Co.	18,000	189
* Smithfield Foods, Inc.	7,500	188
PepsiAmericas, Inc.	8,800	168
Pilgrim's Pride Corp.	5,400	146
Kellogg Co.	3,200	137
* Rite Aid Corp.	37,800	133
General Mills, Inc.	2,400	108
Sara Lee Corp.	4,700	107
Reynolds American Inc.	1,501	102
Church & Dwight, Inc.	2,000	56
ConAgra Foods, Inc.	1,200	31

		16,172

Financial Services (9.5%)
Citigroup, Inc.	118,097	5,210
Bank of America Corp.	89,422	3,875
American International Group, Inc.	55,706	3,787
JPMorgan Chase & Co.	74,116	2,945
Wells Fargo & Co.	34,000	2,027
American Express Co.	28,100	1,446
Fannie Mae	19,100	1,211
Wachovia Corp.	25,700	1,207
U.S. Bancorp	41,500	1,199
Morgan Stanley	21,960	1,083
First Data Corp.	23,214	1,010
Merrill Lynch & Co., Inc.	16,700	830
Freddie Mac	12,600	822
The Goldman Sachs Group, Inc.	8,300	774
Prudential Financial, Inc.	15,800	743
Countrywide Financial Corp.	16,798	662
Lehman Brothers Holdings, Inc.	8,164	651
Washington Mutual, Inc.	15,671	612
AFLAC Inc.	15,500	608
Progressive Corp. of Ohio	6,900	585
SLM Corp.	12,700	566
Capital One Financial Corp.	7,500	554
MBNA Corp.	20,400	514
Metropolitan Life Insurance Co.	12,700	491
Golden West Financial Corp.	4,200	466
Fifth Third Bancorp	9,400	463
State Street Corp.	10,600	453
Allstate Corp.	9,400	451
The Principal Financial Group, Inc.	11,400	410
Bear Stearns Co., Inc.	4,100	394
Moody's Corp.	5,200	381
Franklin Resources Corp.	6,400	357
Ambac Financial Group, Inc.	4,350	348
Charles Schwab Corp.	36,650	337
Sovereign Bancorp, Inc.	15,400	336
Automatic Data Processing, Inc.	8,100	335
Marsh & McLennan Cos., Inc.	7,200	329
Loews Corp.	5,600	328
MBIA, Inc.	5,600	326
The Hartford Financial Services Group Inc.	5,200	322
Rouse Co. REIT	4,800	321
M & T Bank Corp.	3,100	297
Paychex, Inc.	9,650	291
SunGard Data Systems, Inc.	12,100	288
Torchmark Corp.	5,400	287
St. Paul Travelers Cos., Inc.	8,489	281
Fiserv, Inc.	8,025	280
MGIC Investment Corp.	4,100	273
* The Dun & Bradstreet Corp.	4,600	270
* Providian Financial Corp.	17,100	266
Zions Bancorp	4,200	256
Legg Mason Inc.	4,800	256
* Host Marriott Corp. REIT	18,000	253
Radian Group, Inc.	5,300	245
* AmeriCredit Corp.	11,700	244
Plum Creek Timber Co. Inc. REIT	6,900	242
Mellon Financial Corp.	8,600	238
Leucadia National Corp.	4,200	238
The PMI Group Inc.	5,800	235
DST Systems, Inc.	4,900	218
INDYMAC BANCORP, INC	6,000	217
Genworth Financial Inc.	9,300	217
Markel Corp.	700	216
The Bank of New York Co., Inc.	7,400	216
Catellus Development Corp. REIT	7,843	208
BlackRock, Inc.	2,800	206
MoneyGram International, Inc.	12,000	205
Certegy, Inc.	5,500	205
Investors Financial Services Corp.	4,400	199
BB&T Corp.	5,000	198
Janus Capital Group Inc.	14,400	196
Eaton Vance Corp.	4,800	194
* Conseco, Inc.	10,800	191
Federated Investors, Inc.	6,700	191
BOK Financial Corp.	4,140	185
Total System Services, Inc.	7,200	182
HCC Insurance Holdings, Inc.	5,900	178
* Alleghany Corp.	644	176
National City Corp.	4,400	170
* WellChoice Inc.	4,400	164
* The First Marblehead Corp.	3,400	158
Reinsurance Group of America, Inc.	3,800	157
Transatlantic Holdings, Inc.	2,850	155
CNA Financial Corp.	6,300	151
New York Community Bancorp, Inc.	7,249	149
* CapitalSource Inc.	6,100	136
CIGNA Corp.	1,500	104
StanCorp Financial Group, Inc.	1,300	93
SunTrust Banks, Inc.	1,300	92
Instinet Group Inc.	15,516	78
Ameritrade Holding Corp.	5,400	65
The Chicago Mercantile Exchange	400	64
Doral Financial Corp.	1,500	62
Global Payments Inc.	1,100	59
ProLogis REIT	1,565	55
UCBH Holdings, Inc.	1,000	39
Odyssey Re Holdings Corp.	1,000	22
PNC Financial Services Group	400	22
Raymond James Financial, Inc.	700	17
First Horizon National Corp.	300	13

		50,332

Health Care (7.0%)
Pfizer Inc.	174,810	5,349
Johnson & Johnson	67,232	3,787
* Amgen, Inc.	31,624	1,792
Medtronic, Inc.	30,600	1,588
Merck & Co., Inc.	45,100	1,488
UnitedHealth Group Inc.	17,787	1,312
Abbott Laboratories	29,600	1,254
Eli Lilly & Co.	18,100	1,087
Schering-Plough Corp.	41,200	785
Wyeth	20,900	782
Bristol-Myers Squibb Co.	32,900	779
Boston Scientific Corp.	18,800	747
* Genentech, Inc.	12,700	666
Guidant Corp.	9,300	614
Zimmer Holdings, Inc.	7,470	590
HCA Inc.	14,202	542
Aetna Inc.	5,269	527
* Biogen Idec Inc.	8,560	524
* WellPoint Health Networks Inc. Class A	4,800	504
* Forest Laboratories, Inc.	11,100	499
* Gilead Sciences, Inc.	13,000	486
Cardinal Health, Inc.	10,890	477
* St. Jude Medical, Inc.	6,184	465
Stryker Corp.	9,600	462
Biomet, Inc.	9,425	442
* Anthem, Inc.	5,036	439
* Caremark Rx, Inc.	12,600	404
* Genzyme Corp.-General Division	7,400	403
* Medco Health Solutions, Inc.	10,578	327
Quest Diagnostics, Inc.	3,600	318
* Laboratory Corp. of America Holdings	7,100	310
IMS Health, Inc.	12,776	306
* Varian Medical Systems, Inc.	8,300	287
AmerisourceBergen Corp.	5,000	269
Celgene Corp.	4,600	268
* Hospira, Inc.	8,460	259
* Coventry Health Care Inc.	4,800	256
* Patterson Cos	3,300	253
* Tenet Healthcare Corp.	22,990	248
* Humana Inc.	12,300	246
* Chiron Corp.	5,540	245
* Barr Pharmaceuticals Inc.	5,775	239
* Sepracor Inc.	4,900	239
DENTSPLY International Inc.	4,600	239
IVAX Corp.	12,296	235
Express Scripts Inc.	3,600	235
Health Management Associates Class A	11,512	235
* MedImmune Inc.	9,824	233
Mylan Laboratories, Inc.	12,750	230
Cooper Cos., Inc.	3,300	226
* Watson Pharmaceuticals, Inc.	7,500	221
Baxter International, Inc.	6,400	206
* Lincare Holdings, Inc.	6,800	202
Medicis Pharmaceutical Corp.	5,100	199
* Henry Schein, Inc.	3,100	193
Becton, Dickinson & Co.	3,700	191
Universal Health Services Class B	4,000	174
* Stericycle, Inc.	3,600	165
* Andrx Group	6,853	153
McKesson Corp.	5,600	144
American Pharmaceuticals Partners, Inc.	5,050	139
* Endo Pharmaceuticals Holdings, Inc.	7,300	134
* Millipore Corp.	2,300	110
* Kinetic Concepts, Inc.	1,900	100
* Eon Labs, Inc.	4,300	93
* Health Net Inc.	2,900	72
* King Pharmaceuticals, Inc.	5,500	66
Beckman Coulter, Inc.	1,100	62
* ICOS Corp.	1,300	31

		37,152

Integrated Oils (2.1%)
ExxonMobil Corp.	148,344	7,169
ChevronTexaco Corp.	43,638	2,341
ConocoPhillips Co.	13,476	1,116
Amerada Hess Corp.	1,700	151
Occidental Petroleum Corp.	2,000	112

		10,889

Other Energy (1.7%)
Apache Corp.	10,846	543
Burlington Resources, Inc.	13,300	543
Devon Energy Corp.	7,623	541
Anadarko Petroleum Corp.	8,096	537
Baker Hughes, Inc.	11,840	518
BJ Services Co.	7,300	383
XTO Energy, Inc.	11,125	361
Valero Energy Corp.	4,500	361
Kerr-McGee Corp.	6,279	359
EOG Resources, Inc.	5,000	329
Smith International, Inc.	4,800	292
Williams Cos., Inc.	23,100	279
Noble Energy, Inc.	4,500	262
ENSCO International, Inc.	8,000	261
Peabody Energy Corp.	4,200	250
* Varco International, Inc.	9,200	247
Patterson-UTI Energy, Inc.	12,902	246
* Newfield Exploration Co.	4,000	245
Pioneer Natural Resources Co.	7,100	245
* Grant Prideco, Inc.	11,615	238
* National-Oilwell, Inc.	7,200	237
* FMC Technologies Inc.	6,803	227
* Rowan Cos., Inc.	8,600	227
Pride International, Inc.	11,300	224
Pogo Producing Co.	4,700	223
* Cooper Cameron Corp.	4,000	219
* Reliant Energy, Inc.	21,800	203
Dynegy, Inc.	39,700	198
* Premcor, Inc.	4,700	181
NRG Engergy	4,500	121
Massey Energy Co.	2,100	61

		9,161

Materials & Processing (1.6%)
E.I. du Pont de Nemours & Co.	16,900	723
Dow Chemical Co.	13,500	610
Newmont Mining Corp. (Holding Co.)	12,689	578
Alcoa Inc.	16,888	567
Praxair, Inc.	11,200	479
Phelps Dodge Corp.	4,100	377
Nucor Corp.	3,600	329
American Standard Cos., Inc.	8,400	327
Georgia Pacific Group	7,672	276
Archer-Daniels-Midland Co.	16,121	274
Smurfit-Stone Container Corp.	13,588	263
Lyondell Chemical Co.	11,600	261
Precision Castparts Corp.	4,300	258
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	255
Sigma-Aldrich Corp.	4,100	238
Energizer Holdings, Inc.	5,100	235
Fluor Corp.	5,200	232
Monsanto Co.	6,354	231
* Pactiv Corp.	9,900	230
The St. Joe Co.	4,700	225
Sealed Air Corp.	4,600	213
* Owens-Illinois, Inc.	13,100	210
* Scotts Co.	2,800	180
Packaging Corp. of America	7,300	179
* Jacobs Engineering Group Inc.	4,500	172
International Paper Co.	3,300	133
International Steel Group, Inc.	3,200	108
Martin Marietta Materials, Inc.	2,300	104
United States Steel Corp.	2,000	75
Forest City Enterprise Class A	700	39

		8,381

Producer Durables (2.3%)
United Technologies Corp.	12,100	1,130
The Boeing Co.	18,540	957
* Applied Materials, Inc.	44,300	730
Illinois Tool Works, Inc.	7,600	708
Lockheed Martin Corp.	11,200	625
Danaher Corp.	8,400	431
Caterpillar, Inc.	5,000	402
* Xerox Corp.	27,700	390
Lexmark International, Inc.	4,500	378
Agilent Technologies, Inc.	16,663	359
KLA-Tencor Corp.	7,700	319
Pulte Homes, Inc.	5,200	319
Northrop Grumman Corp.	5,918	316
D. R. Horton, Inc.	9,225	305
Centex Corp.	5,700	288
Waters Corp.	6,400	282
Emerson Electric Co.	4,200	260
Lennar Corp. Class A	5,400	257
Rockwell Collins, Inc.	6,900	256
* NVR, Inc.	450	248
* Thermo Electron Corp.	9,075	245
Molex, Inc.	7,766	232
W.W. Grainger, Inc.	4,000	231
* Toll Brothers, Inc.	4,600	213
* LAM Research Corp.	9,600	210
* Alliant Techsystems, Inc.	3,400	206
Ryland Group, Inc.	2,200	204
* United Defense Industries Inc.	5,000	200
* Hovnanian Enterprises Inc. Class A	4,700	188
* Mettler-Toledo International Inc.	3,900	184
Herman Miller, Inc.	6,900	170
American Power Conversion Corp.	9,700	169
* Teradyne, Inc.	11,300	151
* AGCO Corp.	6,400	145
* Novellus Systems, Inc.	3,400	90
Pentair, Inc.	2,300	80
Deere & Co.	700	45
Roper Industries Inc.	700	40
Lennar Corp. Class B	680	30

		11,993

Technology (7.3%)
Microsoft Corp.	203,900	5,638
International Business Machines Corp.	39,300	3,370
Intel Corp.	148,100	2,971
Cisco Systems, Inc.	162,200	2,936
Dell Inc.	57,000	2,029
QUALCOMM Inc.	41,200	1,608
Oracle Corp.	98,900	1,116
Hewlett-Packard Co.	58,512	1,097
Texas Instruments, Inc.	45,600	970
Motorola, Inc.	39,606	714
EMC Corp.	55,900	645
* Symantec Corp.	10,500	576
Apple Computer, Inc.	13,400	519
Corning, Inc.	42,500	471
General Dynamics Corp.	4,600	470
Analog Devices, Inc.	11,834	459
Lucent Technologies, Inc.	138,900	440
Maxim Integrated Products, Inc.	10,200	431
Adobe Systems, Inc.	8,500	420
Sun Microsystems, Inc.	94,000	380
Xilinx, Inc.	11,800	319
* Network Appliance, Inc.	13,839	318
* Intuit, Inc.	6,900	313
Altera Corp.	15,400	301
Linear Technology Corp.	8,200	297
Affiliated Computer Services, Inc. Class A	5,300	295
L-3 Communications Holdings, Inc.	4,400	295
Veritas Software Corp.	16,419	292
* Computer Sciences Corp.	6,200	292
Autodesk, Inc.	6,000	292
Avaya Inc.	20,900	291
PeopleSoft, Inc.	14,500	288
Micron Technology, Inc.	23,600	284
* NCR Corp.	5,168	256
Broadcom Corp.	9,200	251
Advanced Micro Devices, Inc.	18,700	243
* National Semiconductor Corp.	15,600	242
* Comverse Technology, Inc.	12,567	237
Microchip Technology, Inc.	8,800	236
* Zebra Technologies Corp. Class A	3,798	232
JDS Uniphase Corp.	68,400	231
Juniper Networks, Inc.	9,600	227
* Jabil Circuit, Inc.	9,500	219
* Ingram Micro, Inc. Class A	13,000	209
* Amphenol Corp.	6,100	209
* Tellabs, Inc.	22,600	208
* Cadence Design Systems, Inc.	15,700	205
* Unisys Corp.	19,600	202
Symbol Technologies, Inc.	16,000	202
* Solectron Corp.	40,100	198
Ceridian Corp.	10,700	197
* Storage Technology Corp.	7,700	195
Mercury Interactive Corp.	5,500	192
Scientific-Atlanta, Inc.	7,100	184
* Arrow Electronics, Inc.	8,100	183
BEA Systems, Inc.	24,600	170
Novell, Inc.	26,400	167
* BMC Software, Inc.	10,500	166
* Sanmina-SCI Corp.	22,908	162
Citrix Systems, Inc.	9,200	161
NVIDIA Corp.	11,000	160
* Avnet, Inc.	9,200	157
Reynolds & Reynolds Class A	5,800	143
Synopsys, Inc.	9,000	142
Siebel Systems, Inc.	18,710	141
* Compuware Corp.	26,600	137
Computer Associates International, Inc.	5,162	136
Intersil Corp.	8,100	129
* Atmel Corp.	35,500	128
ADC Telecommunications, Inc.	68,000	123
3Com Corp.	27,700	117
LSI Logic Corp.	26,300	113
UTStarcom, Inc.	7,000	113
SanDisk Corp.	3,674	107
* BearingPoint, Inc.	8,400	75
* QLogic Corp.	2,200	65
* Western Digital Corp.	4,800	42
* Maxtor Corp.	5,700	30
* Foundry Networks, Inc.	2,800	27
CIENA Corp.	13,000	26

		38,832

Utilities (2.5%)
Verizon Communications Inc.	57,600	2,268
SBC Communications Inc.	63,444	1,646
AT&T Wireless Services Inc.	60,269	891
BellSouth Corp.	30,500	827
* Comcast Corp. Special Class A	27,492	768
* Comcast Corp. Class A	26,216	740
* Nextel Communications, Inc.	28,700	684
Sprint Corp.	22,500	453
* PG&E Corp.	14,500	441
Edison International	13,200	350
Cox Communications, Inc. Class A	10,200	338
AES Corp.	29,400	294
Kinder Morgan, Inc.	4,600	289
Telephone & Data Systems, Inc.	3,300	278
NTL Inc.	4,157	258
CenturyTel, Inc.	7,375	252
Citizens Communications Co.	18,137	243
Exelon Corp.	5,800	213
Cablevision Systems NY Group Class A	10,194	207
NSTAR	4,100	201
Southern Co.	6,600	198
ALLTEL Corp.	3,230	177
U.S. Cellular Corp.	4,000	173
Northeast Utilities	8,900	173
Dominion Resources, Inc.	2,590	169
Qwest Communications International Inc.	45,000	150
Duke Energy Corp.	5,000	114
TXU Corp.	2,200	105
AT&T Corp.	6,331	91
NiSource, Inc.	3,377	71
Level 3 Communications, Inc.	20,200	52
SCANA Corp.	1,400	52
FirstEnergy Corp.	700	29
Cinergy Corp.	700	28

		13,223

Other (1.9%)
General Electric Co.	231,809	7,784
3M Co.	14,600	1,168
Honeywell International Inc.	9,800	351
ITT Industries, Inc.	4,000	320
Brunswick Corp.	6,000	275
SPX Corp.	4,200	149
Wesco Financial Corp.	410	144

		10,191

TOTAL COMMON STOCKS
(Cost $178,965)		254,841

	Face
	Amount
	(000)

MUNICIPAL BONDS (51.3%)

Alaska (0.4%)
Matanuska-Susitna Borough AK GO
5.50%, 3/1/2012 (3)	$ 1,695	1,936

Arizona (2.0%)
Arizona Transp. Board Highway Rev
5.25%, 7/1/2017	2,215	2,454
5.25%, 7/1/2020	1,965	2,130
Phoenix AZ Civic Improvement Corp. Water System Rev
5.50%, 7/1/2015 (3)	5,525	6,261

		10,845

California (4.0%)
California GO
6.40%, 2/1/2006 (1)	500	530
6.00%, 2/1/2016	2,000	2,360
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
6.25%, 7/1/2006 (1)	395	424
California Public Works Board Lease Rev. (Dept. of Corrections)
5.00%, 9/1/2011 (2)	1,535	1,675
California State Dept. of Water Resources Power Supply Rev
5.50%, 5/1/2014 (2)	4,065	4,637
5.50%, 5/1/2015 (2)	3,000	3,424
California State Econ. Recovery Bonds
5.00%, 7/1/2015	2,100	2,318
Central Coast California Water Auth. Rev
6.00%, 10/1/2008 (2)	1,000	1,096
Clovis CA USD GO
0.00%, 8/1/2005 (3) (ETM)	2,000	1,972
Los Angeles CA USD GO
6.00%, 7/1/2008 (3)	1,000	1,133
San Bernardino County CA Medical Center COP
5.50%, 8/1/2005 (1)	500	516
South Orange County CA Public Finance Auth. Rev
7.00%, 9/1/2006 (1)	875	958

		21,043

Colorado (1.4%)
Colorado Dept. of Transp. Rev
5.25%, 12/15/2013 (2) (Prere.)	3,750	4,273
Colorado Springs CO Util. System Rev
5.375%, 11/15/2013	2,775	3,120

		7,393

District of Columbia (1.0%)
District of Columbia GO
6.75%, 6/1/2005 (1)	5	5
5.50%, 6/1/2007 (4)	1,490	1,619
5.40%, 6/1/2012 (2)	455	498
District of Columbia Univ. Rev. (George Washington Univ.)
6.00%, 9/15/2011 (1)	3,000	3,430

		5,552

Florida (0.7%)
Florida Turnpike Auth. Rev
5.25%, 7/1/2009 (3)	485	535
5.25%, 7/1/2010 (3)	825	910
Sunshine State Florida Govt. Financing Comm. Rev. VRDO
1.70%, 10/7/2004 (2)	1,200	1,200
Tampa FL Health System Rev. (Catholic Healthcare East)
5.00%, 11/15/2009 (1)	1,000	1,098

		3,743

Georgia (2.3%)
Atlanta GA Airport Fac. Rev
5.75%, 1/1/2013 (3)	3,370	3,786
Georgia GO
5.50%, 7/1/2014	4,000	4,658
Georgia Muni. Electric Power Auth. Rev
6.25%, 1/1/2012 (1)	3,000	3,564

		12,008

Hawaii (0.4%)
Hawaii GO
5.875%, 10/1/2014 (1) (Prere.)	1,870	2,164

Illinois (1.7%)
Chicago IL (City Colleges Improvement) GO
0.00%, 1/1/2012 (3)	2,380	1,804
Illinois GO
5.25%, 8/1/2012 (1)	3,700	4,176
Illinois Sales Tax Rev
0.00%, 12/15/2016 (2)	5,000	2,939

		8,919

Indiana (0.9%)
Indiana Muni. Power Ageny Rev
5.25%, 1/1/2015 (1)	4,440	4,895

Louisiana (0.6%)
Louisiana GO
5.50%, 5/15/2015 (3)	2,665	2,993

Maryland (0.5%)
Maryland GO
5.50%, 8/1/2008	2,250	2,508

Massachusetts (2.9%)
Chelsea MA GO
5.50%, 6/15/2011 (2)	740	822
5.50%, 6/15/2012 (2)	735	817
Massachusetts Bay Transp. Auth. Rev
6.25%, 3/1/2005	1,000	1,019
5.125%, 3/1/2013 (Prere.)	1,695	1,874
Massachusetts GO
5.50%, 11/1/2013 (3)	2,000	2,299
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)
6.50%, 7/1/2012	1,880	2,078
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)
5.00%, 10/1/2017 (1)	1,000	1,074
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/2009 (Prere.)	415	481
6.00%, 8/1/2010		1,568
Massachusetts Water Resources Auth. Rev	0
5.25%, 8/1/2017 (4)	3,000	3,416

		15,448

Michigan (2.5%)
Detroit MI City School Dist. GO
5.00%, 5/1/2011 (3)	3,510	3,883
Dickinson County MI Memorial Hosp. System Rev
7.625%, 11/1/2005(Prere.)	130	132
Mason MI Public School Dist. GO
5.25%, 5/1/2017 (4)	1,850	2,059
Michigan Building Auth. Rev
5.30%, 10/1/2010 (2) (Prere.)	1,250	1,388
5.125%, 10/15/2011 (Prere.)	3,015	3,326
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)
5.875%, 10/1/2014 (Prere.)	2,110	2,462

		13,250

Mississippi (1.1%)
Mississippi GO
5.50%, 12/1/2018	2,750	3,222
5.50%, 12/1/2019	2,000	2,349

		5,571

Missouri (1.5%)
Missouri Health & Educ. Fac. Auth. (Washington Univ.)
6.00%, 3/1/2030 (Prere.)	4,000	4,633
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)
5.50%, 12/1/2015 (4)	2,965	3,273

		7,906

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.25%, 1/1/2010 (1)	125	137
5.25%, 1/1/2011 (1)	225	246

		383

Nevada (0.5%)
Clark County NV Airport Improvement Rev
5.00%, 7/1/2005 (1)	1,705	1,747
Clark County NV School Dist. GO
5.90%, 6/15/2012 (3) (Prere.)	750	808

		2,555

New Jersey (2.6%)
New Jersey GO
5.00%, 7/15/2009	3,000	3,294
New Jersey Transp. Corp. COP
5.50%, 9/15/2011 (2)	3,000	3,397
New Jersey Transp. Trust Fund Auth. Rev
6.00%, 6/15/2005 (2)	2,500	2,575
6.00%, 6/15/2014	250	277
6.00%, 12/15/2014 (1) (Prere.)	625	737
6.00%, 12/15/2015 (1) (Prere.)	1,440	1,699
5.00%, 6/15/2014	1,555	1,677
6.00%, 12/15/2014 (1)	330	384

		14,040

New York (5.3%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	714
Hempstead NY GO
5.625%, 2/1/2011 (3) (Prere.)	155	166
5.625%, 2/1/2011 (3)	685	731
Huntington NY GO
6.70%, 2/1/2010 (3)	375	444
Long Island NY Power Auth. Electric System Rev
5.50%, 12/1/2009 (2)	2,000	2,255
5.50%, 12/1/2011 (2)	3,000	3,432
5.50%, 12/1/2012 (4) (ETM)	2,000	2,315
Metro. New York Transp. Auth. Rev. (Commuter Fac.)
6.00%, 7/1/2006 (1) (ETM)	1,000	1,073
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/2014 (3)(Prere.)	2,110	2,460
New York City NY GO
6.375%, 8/15/2009 (Prere.)	340	358
6.375%, 8/15/2009	300	315
New York City NY Transitional Finance Auth. Rev
5.875%, 11/1/2012	3,305	3,787
5.375%, 2/1/2013	2,000	2,252
New York State Dormitory Auth. Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	434
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)
5.10%, 7/1/2010 (4)	1,500	1,622
New York State Environmental Fac. Corp. PCR (State Water Recovery Fund)
6.35%, 6/15/2006	225	229
New York State Thruway Auth. Rev. (Service Contract)
5.50%, 4/1/2014	4,000	4,476
Suffolk County NY GO
5.00%, 4/1/2007 (3)	1,120	1,201

		28,264

North Carolina (0.9%)
North Carolina Eastern Muni. Power Agency Rev
5.125%, 1/1/2014	2,400	2,557
North Carolina GO
5.00%, 3/1/2014	2,000	2,156

		4,713

Ohio (5.1%)
Butler County OH Transp. Improvement Dist. Rev
6.00%, 4/1/2012 (4)	2,250	2,549
Cleveland OH Public Power System Rev
7.00%, 11/15/2024 (1) (Prere.)	2,750	2,823
Columbus OH Sewer VRDO
1.70%, 10/7/2004	2,400	2,400
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO
1.70%, 10/7/2004 (1)	950	950
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,960
Ohio Housing Finance Agency Mortgage Rev
5.025%, 3/1/2021	100	100
Ohio Infrastructure Improvements GO
5.50%, 2/1/2019	2,000	2,334
Ohio State Conservation Projects GO
5.00%, 3/1/2017	3,885	4,232
Ohio Water Dev. Auth. Rev
6.00%, 12/1/2008 (2) (Prere.)	315	317
6.00%, 12/1/2008 (2)	75	76
Ohio Water Dev. Auth. Rev. (Pure Water)
5.75%, 12/1/2005 (1)	105	106
Ohio Water Dev. Auth. PCR
5.00%, 6/1/2017	5,000	5,477
Univ. of Toledo OH General Receipts VRDO
1.72%, 10/1/2004 (3)	3,490	3,490

		26,814

Oregon (0.5%)
Oregon State Dept. Administrative Services
5.75%, 4/1/2014 (4)(Prere.)	2,400	2,736

Pennsylvania (2.2%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO
1.72%, 10/1/2004	300	300
Montgomery County PA IDA PCR (PECO Energy) PUT
5.20%, 10/1/2030	2,000	2,000
Pennsylvania Convention Center Auth. Rev
6.70%, 9/1/2014 (1)	500	512
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO
1.71%, 10/1/2004	3,300	3,300
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev
5.25%, 12/1/2009 (2) (ETM)	420	465
5.25%, 12/1/2009 (2)	195	216
5.25%, 12/1/2011 (2)	145	161
5.25%, 12/1/2011 (2) (ETM)	310	344
Philadelphia PA Airport Parking Auth
5.75%, 9/1/2008 (2)	1,150	1,286
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO
1.71%, 10/1/2004	300	300
Philadelphia PA School Dist. GO
6.25%, 9/1/2005 (2) (ETM)	870	907
Philadelphia PA Water & Waste Water Rev
6.25%, 8/1/2009 (1)	1,000	1,155
Pittsburgh PA GO
5.20%, 3/1/2010 (3)	580	596
Pittsburgh PA Water & Sewer Auth. Rev
5.60%, 9/1/2018 (3) (Prere.)	235	244

		11,786

Puerto Rico (0.5%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev
5.25%, 7/1/2014 (3)	2,425	2,776

South Carolina (1.7%)
South Carolina GO
5.00%, 7/1/2008	2,250	2,462
South Carolina Transp. Infrastructure Rev
5.25%, 10/1/2013 (2)	5,700	6,460

		8,922

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev
5.25%, 12/1/2010 (2)	1,000	1,085

Tennessee (0.9%)
Memphis TN Electric System Rev
5.00%, 12/1/2010 (1)	2,300	2,543
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev
6.50%, 1/1/2009 (3)	2,000	2,305

		4,848

Texas (4.9%)
Austin TX Combined Util. System Rev
5.60%, 5/15/2025 (1) (Prere.)	1,205	1,235
Austin TX Water & Wastewater System Rev
5.75%, 5/15/2011 (1)	2,200	2,489
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT
5.20%, 5/15/2033	800	852
Carrollton TX Independent School Dist. GO
6.00%, 2/15/2012 (Prere.)	2,925	3,328
Dallas TX Civic Center Refunding & Improvement Rev
4.60%, 8/15/2009 (1)	110	118
4.70%, 8/15/2010 (1)	815	870
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO
1.72%, 10/1/2004	200	200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO
1.72%, 10/1/2004	5,700	5,700
Houston TX Water & Sewer System Rev
0.00%, 12/1/2008 (2)	2,750	2,443
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)
5.00%, 7/1/2008 (4)	1,645	1,787
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,099
San Antonio TX Water Rev
6.50%, 5/15/2010 (1) (ETM)	75	86
Texas Muni. Power Agency Rev
0.00%, 9/1/2010 (2) (ETM)	160	131
Univ. of Texas Rev
5.25%, 8/15/2018	4,900	5,570

		25,908

Utah (1.0%)
Salt Lake City UT Building Auth. Lease Rev
5.90%, 10/1/2006 (1) (Prere.)	260	263
5.50%, 10/1/2009 (Prere.)	4,340	4,899

	5,162

Washington (0.4%)
King County WA Library System GO
6.05%, 12/1/2007 (Prere.)	1,000	1,087
Washington GO
6.00%, 6/1/2012	1,000	1,173

		2,260

Wisconsin (0.6%)
Wisconsin GO
5.75%, 5/1/2012 (Prere.)	1,355	1,561
5.75%, 5/1/2014 (Prere.)	1,340	1,544

		3,105

TOTAL MUNICIPAL BONDS
(Cost $258,581)		271,531

TEMPORARY CASH INVESTMENT

Shares

Vanguard Market Liquidity Fund, 1.74%**	190,600	191

TOTAL TEMPORARY CASH INVESTMENT
(Cost $191)		191

TOTAL INVESTMENTS (99.4%)
(Cost $437,737)		526,563

OTHER ASSETS AND LIABILITIES-NET (0.6%)		2,939

NET ASSETS (100%)		$529,502

  *Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA — Industrial Development Authority Bond.
PCR— Pollution Control Revenue Bond.
PUT — Put Option Obligation.
REIT — Real Estate Investment Trust.
USD—United School District.
VRDO — Variable Rate Demand Obligation.
(Prere.) — Prerefunded.
(ETM) — Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1)MBIA (Municipal Bond Insurance Association).
(2)AMBAC (AMBAC Indemnity Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4)FSA (Financial Security Assurance).
The insurance goes not guarantee the market value of the municipal bonds.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $437,737,000. Net unrealized appreciation of investment securities for tax purposes was $88,825,000, consisting of unrealized gains of $94,072,000 on securities that had risen in value since their purchase and $5,247,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.